Stock Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Stock Based Compensation
Stock Based Compensation

Note 13. Stock Based Compensation

The Board of Directors of the Company may from time to time, in its discretion grant to directors, officers, consultants and employees of the Company, non-transferable options to purchase common shares. The options are exercisable for a period of up to 10 years from the date of the grant.

A summary of stock option activity for the nine months ended March 31, 2025 is as follows:

		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at June 30, 2024	217,490	$57.40	5.83	$-
Exercised	-	-	-	-
Forfeited	(181,137)	58.51	-	-
Granted	85,000	3.46	9.22	-
Options outstanding at March 31, 2025	121,353	$18.26	7.40	-
Options exercisable at March 31, 2025 (vested)	106,457	$20.28	7.60	$-

A summary of stock option activity for the nine months ended March 31, 2024 is as follows:

		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at June 30, 2023	241,964	$66.20	6.23	$1,342,280
Exercised	-	-	-	-
Forfeited	(26,000)	86.80	-	-
Granted	20,000	29.40	1	-
Options outstanding at March 31, 2024	235,964	$67.20	5.44	-
Options exercisable at March 31, 2024 (vested)	227,868	$58.40	5.50	$-

Stock-based compensation expense attributable to stock options was $521,353 and $212,758 for the three months ended March 31, 2025, and 2024, respectively.  Stock-based compensation expense attributable to stock options was $695,229 and $965,229 for the nine months ended March 31, 2025, and 2024, respectively.   As of March 31, 2025, there was approximately $50,632 of unrecognized compensation expense related to unvested stock options outstanding, and the weighted average vesting period for those options was less than 90 days.

There were 85,000  stock options granted during the three and nine months ended March 31, 2025.

The value of each grant is estimated at the grant date using the Black-Scholes option model with the following assumptions for options granted during the nine months ended March 31, 2025:

March 31, 2025
Dividend rate	-
Risk free interest rate	4.31%
Expected term	5-10
Expected volatility	149%
Grant date stock price	$3.46

Subsequent to March 31, 2025, then Company granted 35,000 options under the 2019 Plan as amended.   The Company granted  the option with a 10 year term at a per share purchase price of 2.28 per common share.  In addition, the Company granted

There were 262,231 shares available for issuance as of March 31, 2025, under the 2019 Plan as amended.

The value of each grant is estimated at the grant date using the Black-Scholes option model with the following assumptions for options granted during the nine months ended March 31, 2024:

March 31, 2024
Dividend rate	-
Risk free interest rate	3.95%
Expected term	1
Expected volatility	63%
Grant date stock price	$29.40

Note 13. Stock Based Compensation

The Company has established a Company an incentive plan, 2019 Equity Incentive Plan (the “2019 Plan”). The plan grants incentives to select persons who can make, are making and continue to make substantial contributions to the growth and success of the Company, to attract and retain the employment and services of such persons and to encourage and reward such contributions by providing these individuals with an opportunity to acquire or increase stock ownership in the Company through either the grant of options or restructured stock. The 2019 Plan is administered by the Compensation Committee or such other committee as is appointed by the Board of Directors pursuant to the 2019 Plan (the “Committee”). The Committee has full authority to administer and interpret the provisions of the 2019 Plan including, but not limited to, the authority to make all determinations with regard to the terms and conditions of an award made under the 2019 Plan. On February 8, 2021, the Shareholders consented, and the Board of Directors approved, the amendment of the 2019 Plan to increase the maximum number of Shares that may be issued thereunder by 138,889 Shares to 277,778 Shares. On May 24, 2022, the Shareholders consented, and the Board of Directors approved the amendment of the 2019 Plan to increase the maximum number of Shares that may be issued thereunder by 222,222 Shares to 500,000 Shares.

The Board of Directors of the Company may from time to time, in its discretion grant to directors, officers, consultants and employees of the Company, non-transferable options to purchase common shares. The options are exercisable for a period of up to 10 years from the date of the grant.

The following table reflects the continuity of stock options for the years ended June 30, 2024 and 2023:

A summary of stock option activity is as follows:

		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at June 30, 2022	213,994	$61.00	7.42	$4,919,182
Granted	52,150	92.60	10	-
Forfeited	(24,180)	30.60	-	-
Outstanding at June 30, 2023	241,964	$66.20	6.23	$1,342,280
Granted	23,900	26.59	5	-
Forfeited	(65,150)	79.56	-	-
Outstanding at June 30, 2024	200,714	$57.40	5.83	$0.00
Options exercisable at June 30, 2024 (vested)	196,972	58.20	5.85	$0.00
Options exercisable at June 30, 2023(vested)	217,490	62.40	6.41	$3,131,855

The average fair value of stock options granted was estimated to be 3.40 per share for the period ended June 30, 2024, and the closing stock price on June 30, 2024, was $7.20 per common share.

The average fair value of stock options granted was estimated to be $92.60 per share for the period ended June 30, 2023, and the closing stock price on June 30, 2023, was approximately $45.00 per common share.

Stock-based compensation expense attributable to stock options was approximately $1,169,803 and $3,664,500 for the years ended June 30, 2024 and 2023, respectively. As of June 30, 2024, there was approximately $265,200 unrecognized compensation expense related to unvested stock options outstanding, and the weighted average vesting period for those options was 2 years.

The value of each grant is estimated at the grant date using the Black-Scholes option model with the following assumptions for options granted during the years ended June 30, 2024 and 2023:

	June 30, 2024	June 30, 2023
Dividend rate	-	-
Risk free interest rate	3.95%-4.53%	2.70%-4.38%
Expected term	5	6.5
Expected volatility	58%-107%	68%-117%
Grant date stock price	$0.53-1.47	$1.62 – 5.30

The basis for the above assumptions are as follows: the dividend rate is based upon the Company’s history of dividends; the risk-free interest rate for periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant; the expected term was calculated based on the Company’s historical pattern of options granted and the period of time they are expected to be outstanding; and expected volatility was calculated based upon historical trends in the Company’s stock prices.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Based on historical experience of forfeitures, the Company estimated forfeitures at 0% for each of the years ended June 30, 2024 and 2023, respectively.

There were 213,214 shares available for issuance as of November 11, 2024, under the 2019 Plan as amended.